Statements Of Financial Condition	Sep. 30, 2015 USD ($) $ / item	Dec. 31, 2014 USD ($) $ / item	Dec. 31, 2013 USD ($) $ / item
ASSETS
Investments in U.S. Treasury notes - at fair value	$ 35,484,868	$ 27,560,017	$ 71,472,453
Net unrealized appreciation on open futures and forward currency contracts	3,493,184	2,573,582	7,842,259
Due from brokers	12,643,396	6,118,430	4,384,023
Cash denominated in foreign currencies	1,150,781	2,621,704	8,309,276
Total equity in trading accounts	52,772,229	38,873,733	92,008,011
INVESTMENTS IN U.S. TREASURY NOTES - at fair value	160,208,211	190,874,789	205,256,695
CASH AND CASH EQUIVALENTS	10,199,346	16,954,930	8,447,500
ACCRUED INTEREST RECEIVABLE	207,992	188,240	622,175
TOTAL	223,387,778	246,891,692	306,334,381
LIABILITIES:
Subscriptions by Unitholders received in advance	389,000	470,000	641,973
Net unrealized depreciation on open futures and forward currency contracts	1,494,144	684,078	544,585
Due to Managing Owner	70,210		536
Accrued brokerage and custodial fees	1,072,103	1,188,401	1,444,229
Accrued management fees	32,382	30,904	37,971
Redemptions payable to Unitholders	3,003,401	2,807,481	10,798,213
Redemptions payable to Managing Owner		719,598
Accrued expenses	94,950	190,677	242,308
Cash denominated in foreign currencies	681,208	211,347
Due to brokers			4,386,837
Other Liabilities	154,423
Total liabilities	6,991,821	6,302,486	18,096,652
TRUST CAPITAL:
Total trust capital	216,395,957	240,589,206	288,237,729
TOTAL	223,387,778	246,891,692	306,334,381
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	5,831,746	5,496,789	6,833,096
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 187,879,312	$ 213,611,159	$ 257,057,401
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,083.04	1,071.85	953.24
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 52,600	$ 50,872	$ 156,016
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,344.55	1,300.38	1,116.03
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 18,729,267	$ 18,216,525	$ 21,885,706
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,362.30	1,315.44	1,126.21
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 3,903,032	$ 3,213,861	$ 2,305,510
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,537.14	1,450.17	1,209.21